UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/04

Check here if Amendment [  ] Amendment Number:
        This amendment (Check only one):    [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Great-West Life & Annuity Insurance Company
Address:       8515 East Orchard Road
               Greenwood Village, Colorado 80111

Form 13F File Number:  28-10698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:   Mary Maiers
Title:  Manager, Fund Administration
Phone:  (303) 737-4743

Signature, Place and Date of Signing:   /s/Mary Maiers

                                     Greenwood Village, Colorado       01/13/05


Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         28-06386          GW Capital Management, LLC



                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     142

Form 13F Information Table Value Total:     317,508

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

NONE


Column 1                       Column 2               Column 3  Column 4  Column 5            Column 6 Column 7 Column 8
                                                                                                                Voting
                                                                  Value    Shrs or  SH/  Put/ Investment Other  Authority
Name of Issuer                 Title of Class         Cusip    (x$1,000)   Prn Amt  PRN Call Discretion Managers  Sole   Shared None
3M CO                           COMMON STOCK           88579Y101     $213      2,600  SH       SOLE               2,600
ABBOTT LABORATORIES             COMMON STOCK           002824100     $224      4,800  SH       SOLE               4,800
AETNA INC                       COMMON STOCK           00817Y108  $47,916    384,100  SH       SOLE             384,100
AIR PRODUCTS & CHEMICALS INC    COMMON STOCK           009158106      $87      1,500  SH       SOLE               1,500
ALCOA INC                       COMMON STOCK           013817101     $123      3,900  SH       SOLE               3,900
ALLSTATE CORP                   COMMON STOCK           020002101     $145      2,800  SH       SOLE               2,800
AMERICAN EXPRESS CO             COMMON STOCK           025816109     $237      4,200  SH       SOLE               4,200
AMERICAN INTERNATIONAL GRP INC  COMMON STOCK           026874107     $466      7,100  SH       SOLE               7,100
AMGEN INC                       COMMON STOCK           031162100     $244      3,800  SH       SOLE               3,800
AMR CORP                        COMMON STOCK           001765106      $95      8,634  SH       SOLE               8,634
ANADARKO PETROLEUM CORP         COMMON STOCK           032511107      $97      1,500  SH       SOLE               1,500
ANHEUSER-BUSCH COMPANIES INC    COMMON STOCK           035229103     $147      2,900  SH       SOLE               2,900
APPLIED MATERIALS INC           COMMON STOCK           038222105     $116      6,800  SH       SOLE               6,800
AT&T CORP                       COMMON STOCK           001957505      $84      4,394  SH       SOLE               4,394
AUTOMATIC DATA PROCESSING INC   COMMON STOCK           053015103     $120      2,700  SH       SOLE               2,700
AVON PRODUCTS INC               COMMON STOCK           054303102     $101      2,600  SH       SOLE               2,600
BANK OF AMERICA CORP            COMMON STOCK           060505104     $498     10,602  SH       SOLE              10,602
BANK OF NEW YORK CO INC         COMMON STOCK           064057102     $117      3,500  SH       SOLE               3,500
BB&T CORP                       COMMON STOCK           054937107     $105      2,500  SH       SOLE               2,500
BELLSOUTH CORP                  COMMON STOCK           079860102     $170      6,100  SH       SOLE               6,100
BIOGEN IDEC INC                 COMMON STOCK           09062X103     $107      1,600  SH       SOLE               1,600
BOEING CO                       COMMON STOCK           097023105     $181      3,500  SH       SOLE               3,500
BOSTON SCIENTIFIC CORP          COMMON STOCK           101137107     $135      3,800  SH       SOLE               3,800
BRISTOL-MYERS SQUIBB CO         COMMON STOCK           110122108     $161      6,300  SH       SOLE               6,300
CARDINAL HEALTH INC             COMMON STOCK           14149Y108     $105      1,800  SH       SOLE               1,800
CARNIVAL CORP                   COMMON STOCK           143658300     $138      2,400  SH       SOLE               2,400
CATERPILLAR INC                 COMMON STOCK           149123101     $156      1,600  SH       SOLE               1,600
CHEVRONTEXACO CORP              COMMON STOCK           166764100     $333      6,344  SH       SOLE               6,344
CISCO SYSTEMS INC               COMMON STOCK           17275R102     $345     17,900  SH       SOLE              17,900
CITIGROUP INC                   COMMON STOCK           172967101     $654     13,566  SH       SOLE              13,566
CLEAR CHANNEL COMMUNICATIONS    COMMON STOCK           184502102      $84      2,500  SH       SOLE               2,500
COCA COLA CO                    COMMON STOCK           191216100     $291      7,000  SH       SOLE               7,000
COLGATE-PALMOLIVE CO            COMMON STOCK           194162103     $107      2,100  SH       SOLE               2,100
COMCAST CORP                    COMMON STOCK CL.A      20030N101     $172      5,166  SH       SOLE               5,166
COMCAST CORP                    COMMON STOCK SPECIAL   20030N200      $62      1,900  SH       SOLE               1,900
                                CL.A
CONOCOPHILLIPS                  COMMON STOCK           20825C104     $208      2,400  SH       SOLE               2,400
COSTCO WHOLESALE CORP           COMMON STOCK           22160K105     $111      2,300  SH       SOLE               2,300
CTL LEASE TR                    COMMON STOCK           931422109     $146      3,800  SH       SOLE               3,800
DELL INC                        COMMON STOCK           24702R101     $316      7,500  SH       SOLE               7,500
DELTA AIR LINES INC             COMMON STOCK           247361108     $194     25,963  SH       SOLE              25,963
DEVON ENERGY CORP               COMMON STOCK           25179M103      $93      2,400  SH       SOLE               2,400
DISNEY (WALT) COMPANY HOLDING   COMMON STOCK           254687106     $200      7,200  SH       SOLE               7,200
DOMINION RESOURCES INC          COMMON STOCK           25746U109     $102      1,500  SH       SOLE               1,500
DOW CHEMICAL CO                 COMMON STOCK           260543103     $178      3,600  SH       SOLE               3,600
DUKE ENERGY CORP                COMMON STOCK           264399106     $116      4,600  SH       SOLE               4,600
EBAY INC                        COMMON STOCK           278642103     $233      2,000  SH       SOLE               2,000
EI DUPONT DE NEMOURS & CO       COMMON STOCK           263534109     $167      3,400  SH       SOLE               3,400
EL PASO CORP                    CONV/CALL/PUT NOTES    28336LAC3  $11,578 22,000,000  PRN      SOLE
ELI LILLY & CO                  COMMON STOCK           532457108     $193      3,400  SH       SOLE               3,400
EMC CORP                        COMMON STOCK           268648102     $143      9,600  SH       SOLE               9,600
EMERSON ELECTRIC CO             COMMON STOCK           291011104     $133      1,900  SH       SOLE               1,900
ENTERGY CORP                    COMMON STOCK           29364G103      $95      1,400  SH       SOLE               1,400
EXELON CORP                     COMMON STOCK           30161N101     $141      3,200  SH       SOLE               3,200
EXXON MOBIL CORP                COMMON STOCK           30231G102     $836     16,300  SH       SOLE              16,300
FEDEX CORP                      COMMON STOCK           31428X106     $138      1,400  SH       SOLE               1,400
FHLMC                           COMMON STOCK           313400301     $177      2,400  SH       SOLE               2,400
FIFTH THIRD BANCORP             COMMON STOCK           316773100     $104      2,200  SH       SOLE               2,200
FIRST DATA CORP                 COMMON STOCK           319963104     $119      2,800  SH       SOLE               2,800
FIRSTENERGY CORP                COMMON STOCK           337932107      $79      2,000  SH       SOLE               2,000
FNMA                            COMMON STOCK           313586109     $214      3,000  SH       SOLE               3,000
FORD MOTOR COMPANY              COMMON STOCK           345370860     $127      8,663  SH       SOLE               8,663
FPL GROUP INC                   COMMON STOCK           302571104      $82      1,100  SH       SOLE               1,100
GANNETT COMPANY INC             COMMON STOCK           364730101      $98      1,200  SH       SOLE               1,200
GAP INC                         COMMON STOCK           364760108      $97      4,600  SH       SOLE               4,600
GENERAL DYNAMICS CORP           COMMON STOCK           369550108     $105      1,000  SH       SOLE               1,000
GENERAL ELECTRIC CO             COMMON STOCK           369604103     $938     25,700  SH       SOLE              25,700
GENERAL MOTORS CORP             COMMON STOCK           370442105     $100      2,500  SH       SOLE               2,500
GILLETTE CO                     COMMON STOCK           375766102     $175      3,900  SH       SOLE               3,900
GSR MORTGAGE LOAN TRUST         COMMON STOCK           38141G104     $177      1,700  SH       SOLE               1,700
GUIDANT CORP                    COMMON STOCK           401698105     $108      1,500  SH       SOLE               1,500
HARLEY-DAVIDSON INC             COMMON STOCK           412822108     $103      1,700  SH       SOLE               1,700
HEWLETT-PACKARD CO              COMMON STOCK           428236103     $208      9,900  SH       SOLE               9,900
HOME DEPOT, USA INC             COMMON STOCK           437076102     $299      7,000  SH       SOLE               7,000
HONEYWELL INTERNATIONAL INC     COMMON STOCK           438516106     $131      3,700  SH       SOLE               3,700
ILLINOIS TOOL WORKS INC         COMMON STOCK           452308109     $130      1,400  SH       SOLE               1,400
INTEL CORP                      COMMON STOCK           458140100     $426     18,200  SH       SOLE              18,200
INTERNATIONAL BUSINESS MACHINE  COMMON STOCK           459200101     $453      4,600  SH       SOLE               4,600
INTERNATIONAL PAPER CO          COMMON STOCK           460146103      $97      2,300  SH       SOLE               2,300
ISHARES GS $ INVESTOP           CORPORATE BOND FUND    464287242 $210,903  1,891,000  SH       SOLE           1,891,000
JOHNSON & JOHNSON               COMMON STOCK           478160104     $488      7,700  SH       SOLE               7,700
JPMORGAN CHASE & CO             COMMON STOCK           46625H100     $372      9,530  SH       SOLE               9,530
KIMBERLY-CLARK CORP             COMMON STOCK           494368103     $138      2,100  SH       SOLE               2,100
KOHLS CORP                      COMMON STOCK           500255104      $79      1,600  SH       SOLE               1,600
LAIDLAW INTERNATIONAL INC       COMMON STOCK           50730R102   $7,495    350,251  SH       SOLE             350,251
LOCKHEED MARTIN CORP            COMMON STOCK           539830109     $111      2,000  SH       SOLE               2,000
LOWE'S COMPANIES, INC           COMMON STOCK           548661107     $161      2,800  SH       SOLE               2,800
LUCENT TECHNOLOGIES INC         COMMON STOCK           549463107     $112     29,700  SH       SOLE              29,700
MARSH & McLENNAN COMPANIES INC  COMMON STOCK           571748102      $72      2,200  SH       SOLE               2,200
MATTEL INC                      COMMON STOCK           577081102      $88      4,500  SH       SOLE               4,500
MBNA CORP                       COMMON STOCK           55262L100     $147      5,200  SH       SOLE               5,200
MEDTRONIC INC                   COMMON STOCK           585055106     $194      3,900  SH       SOLE               3,900
MERCK & CO INC                  COMMON STOCK           589331107     $199      6,200  SH       SOLE               6,200
MERRILL LYNCH & CO INC          COMMON STOCK           590188108     $197      3,300  SH       SOLE               3,300
METLIFE INC                     COMMON STOCK           59156R108     $134      3,300  SH       SOLE               3,300
MICROSOFT CORP                  COMMON STOCK           594918104     $737     27,600  SH       SOLE              27,600
MORGAN STANLEY                  COMMON STOCK           617446448     $200      3,600  SH       SOLE               3,600
MOTOROLA INC                    COMMON STOCK           620076109     $143      8,300  SH       SOLE               8,300
McDONALD'S CORP                 COMMON STOCK           580135101     $173      5,400  SH       SOLE               5,400
NABORS INDUSTRIES INC           ZERO CPN/CONV/CALL/PUT 629568AF3  $13,300 20,000,000  PRN      SOLE
                                NOTES
NATIONAL CITY CORP              COMMON STOCK           635405103     $105      2,800  SH       SOLE               2,800
NEWMONT MINING CORP             COMMON STOCK           651639106      $98      2,200  SH       SOLE               2,200
NIKE INC                        COMMON STOCK           654106103     $127      1,400  SH       SOLE               1,400
NORTHROP GRUMMAN CORP           COMMON STOCK           666807102      $98      1,800  SH       SOLE               1,800
OCCIDENTAL PETROLEUM CORP       COMMON STOCK           674599105     $128      2,200  SH       SOLE               2,200
ORACLE CORP                     COMMON STOCK           68389X105     $221     16,100  SH       SOLE              16,100
PEPSICO INC                     COMMON STOCK           713448108     $266      5,100  SH       SOLE               5,100
PFIZER INC                      COMMON STOCK           717081103     $526     19,575  SH       SOLE              19,575
PROCTER & GAMBLE CO             COMMON STOCK           742718109     $397      7,200  SH       SOLE               7,200
PROGRESS ENERGY INC             COMMON STOCK           743263105      $72      1,600  SH       SOLE               1,600
PRUDENTIAL FINANCIAL INC        COMMON STOCK           744320102     $143      2,600  SH       SOLE               2,600
QUALCOMM INC                    COMMON STOCK           747525103     $216      5,100  SH       SOLE               5,100
SARA LEE CORP                   COMMON STOCK           803111103     $104      4,300  SH       SOLE               4,300
SBC COMMUNICATIONS INC          COMMON STOCK           78387G103     $253      9,800  SH       SOLE               9,800
SCHERING-PLOUGH CORP            COMMON STOCK           806605101     $123      5,900  SH       SOLE               5,900
SCHLUMBERGER LTD                COMMON STOCK           806857108     $154      2,300  SH       SOLE               2,300
SCHWAB (CHARLES) & CO INC       COMMON STOCK           808513105      $94      7,900  SH       SOLE               7,900
SOUTHERN CO                     COMMON STOCK           842587107     $107      3,200  SH       SOLE               3,200
SOUTHWEST AIRLINES CO           COMMON STOCK           844741108      $73      4,500  SH       SOLE               4,500
ST PAUL TRAVELERS COM INC       COMMON STOCK           792860108     $110      2,980  SH       SOLE               2,980
SUN MICROSYSTEMS INC            COMMON STOCK           866810104      $97     18,000  SH       SOLE              18,000
SYSCO CORP                      COMMON STOCK           871829107     $115      3,000  SH       SOLE               3,000
TARGET CORP                     COMMON STOCK           87612E106     $177      3,400  SH       SOLE               3,400
TEXAS INSTRUMENTS INC           COMMON STOCK           882508104     $157      6,360  SH       SOLE               6,360
TIME WARNER INC                 COMMON STOCK           887317105     $270     13,900  SH       SOLE              13,900
TRIBUNE CO                      COMMON STOCK           896047107      $67      1,600  SH       SOLE               1,600
U S BANCORP                     COMMON STOCK           902973304     $204      6,500  SH       SOLE               6,500
UNION PACIFIC CORP              COMMON STOCK           907818108      $87      1,300  SH       SOLE               1,300
UNITED HEALTH GROUP INC         COMMON STOCK           91324P102     $211      2,400  SH       SOLE               2,400
UNITED PARCEL SERVICE CL B      COMMON STOCK           911312106     $291      3,400  SH       SOLE               3,400
UNITED TECHNOLOGIES CORP        COMMON STOCK           913017109     $186      1,800  SH       SOLE               1,800
VERITAS SOFTWARE CORP           COMMON STOCK           923436109      $74      2,600  SH       SOLE               2,600
VERIZON COMMUNICATIONS          COMMON STOCK           92343V104     $316      7,800  SH       SOLE               7,800
VIACOM INC                      COMMON STOCK CL.B      925524308     $192      5,274  SH       SOLE               5,274
WACHOVIA CORP                   COMMON STOCK           929903102     $231      4,400  SH       SOLE               4,400
WAL-MART STORES INC             COMMON STOCK           931142103     $576     10,900  SH       SOLE              10,900
WASHINGTON GROUP INTL INC       COMMON STOCK           938862208     $194      4,693  SH       SOLE               4,693
WASHINGTON MUTUAL INC           COMMON STOCK           939322103     $144      3,400  SH       SOLE               3,400
WASTE MANAGEMENT INC            COMMON STOCK           94106L109      $96      3,200  SH       SOLE               3,200
WELLS FARGO AND COMPANY         COMMON STOCK           949746101     $311      5,000  SH       SOLE               5,000
WEYERHAEUSER CO                 COMMON STOCK           962166104      $94      1,400  SH       SOLE               1,400
WYETH                           COMMON STOCK           983024100     $179      4,200  SH       SOLE               4,200
YAHOO INC                       COMMON STOCK           984332106     $177      4,700  SH       SOLE               4,700
     Securities Count:  142    Total in U.S. Currency            $317,508     45,359,395                      3,359,395